Schedule of Computer Software Cost (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Office equipment, furniture and fixtures, net	$ 394,090	$ 122,326
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer software	80,155	41,707
Less: accumulated amortization	41,038	28,523
Office equipment, furniture and fixtures, net	$ 39,117	$ 13,184